Share Based Compensation (Options Expense) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement, Options [Line Items]
Share based options, compensation cost accrued	$ 6,830,000	$ 7,854,000
Share Based Options [Member]
Share-based Compensation Arrangement, Options [Line Items]
Share based option, expense (recovery)	11,528,000	6,142,000
Share based options, unrecognized compensation cost	4,470,000	1,556,000
Share based options, compensation cost accrued	$ 6,830,000	$ 7,854,000
Share based options, weighted average remaining contractual life	7 years 1 month 6 days	4 years 0 months 0 days